UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Mortgage Total Return Fund
Class 1 [SGVSX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$75	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of Western Asset Mortgage Total Return Fund returned 7.95%. The Fund compares its performance to the  Bloomberg U.S. Mortgage Backed-Securities Index, which returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Non-agency commercial mortgage-backed security allocation
↑	Non-agency residential mortgage-backed security allocation
↑	Duration and yield curve positioning

Top detractors from performance:
↓	Agency collateralized mortgage obligation exposure, mainly inverse interest-only positions
↓	Asset-backed security allocation, mainly in the clean energy subsector
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives were a net detractor from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7711-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class 1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	7.95	0.29	1.87
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Mortgage Backed Securities Index	8.58	0.15	1.59
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$352,945,594
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	432
Total Management Fee Paid	$1,814,539
Portfolio Turnover Rate	198%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Mortgage Total Return Fund	PAGE 2	7711-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7711-ATSR-0226

Western Asset Mortgage Total Return Fund
Class A [SGVAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$102	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Western Asset Mortgage Total Return Fund returned 7.67%. The Fund compares its performance to the  Bloomberg U.S. Mortgage Backed-Securities Index, which returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Non-agency commercial mortgage-backed security allocation
↑	Non-agency residential mortgage-backed security allocation
↑	Duration and yield curve positioning

Top detractors from performance:
↓	Agency collateralized mortgage obligation exposure, mainly inverse interest-only positions
↓	Asset-backed security allocation, mainly in the clean energy subsector
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives were a net detractor from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7117-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	7.67	0.02	1.60
Class A (with sales charge)	3.61	-0.83	1.15
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Mortgage Backed Securities Index	8.58	0.15	1.59
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$352,945,594
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	432
Total Management Fee Paid	$1,814,539
Portfolio Turnover Rate	198%
Western Asset Mortgage Total Return Fund	PAGE 2	7117-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7117-ATSR-0226

Western Asset Mortgage Total Return Fund
Class C [LWMSX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Western Asset Mortgage Total Return Fund returned 6.96%. The Fund compares its performance to the  Bloomberg U.S. Mortgage Backed-Securities Index, which returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Non-agency commercial mortgage-backed security allocation
↑	Non-agency residential mortgage-backed security allocation
↑	Duration and yield curve positioning

Top detractors from performance:
↓	Agency collateralized mortgage obligation exposure, mainly inverse interest-only positions
↓	Asset-backed security allocation, mainly in the clean energy subsector
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives were a net detractor from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7062-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	6.96	-0.64	0.91
Class C (with sales charge)	5.96	-0.64	0.91
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Mortgage Backed Securities Index	8.58	0.15	1.59
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$352,945,594
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	432
Total Management Fee Paid	$1,814,539
Portfolio Turnover Rate	198%
Western Asset Mortgage Total Return Fund	PAGE 2	7062-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7062-ATSR-0226

Western Asset Mortgage Total Return Fund
Class C1 [SGSLX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$181	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Western Asset Mortgage Total Return Fund returned 6.86%. The Fund compares its performance to the  Bloomberg U.S. Mortgage Backed-Securities Index, which returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Non-agency commercial mortgage-backed security allocation
↑	Non-agency residential mortgage-backed security allocation
↑	Duration and yield curve positioning

Top detractors from performance:
↓	Agency collateralized mortgage obligation exposure, mainly inverse interest-only positions
↓	Asset-backed security allocation, mainly in the clean energy subsector
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives were a net detractor from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7212-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	6.86	-0.83	0.95
Class C1 (with sales charge)	5.86	-0.83	0.95
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Mortgage Backed Securities Index	8.58	0.15	1.59
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$352,945,594
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	432
Total Management Fee Paid	$1,814,539
Portfolio Turnover Rate	198%
Western Asset Mortgage Total Return Fund	PAGE 2	7212-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7212-ATSR-0226

Western Asset Mortgage Total Return Fund
Class I [SGSYX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$68	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Mortgage Total Return Fund returned 8.14%. The Fund compares its performance to the  Bloomberg U.S. Mortgage Backed-Securities Index, which returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Non-agency commercial mortgage-backed security allocation
↑	Non-agency residential mortgage-backed security allocation
↑	Duration and yield curve positioning

Top detractors from performance:
↓	Agency collateralized mortgage obligation exposure, mainly inverse interest-only positions
↓	Asset-backed security allocation, mainly in the clean energy subsector
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives were a net detractor from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7458-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	8.14	0.33	1.90
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Mortgage Backed Securities Index	8.58	0.15	1.59
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$352,945,594
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	432
Total Management Fee Paid	$1,814,539
Portfolio Turnover Rate	198%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Mortgage Total Return Fund	PAGE 2	7458-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7458-ATSR-0226

Western Asset Mortgage Total Return Fund
Class IS [LMBSX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Mortgage Total Return Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$60	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of Western Asset Mortgage Total Return Fund returned 8.08%. The Fund compares its performance to the  Bloomberg U.S. Mortgage Backed-Securities Index, which returned 8.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Non-agency commercial mortgage-backed security allocation
↑	Non-agency residential mortgage-backed security allocation
↑	Duration and yield curve positioning

Top detractors from performance:
↓	Agency collateralized mortgage obligation exposure, mainly inverse interest-only positions
↓	Asset-backed security allocation, mainly in the clean energy subsector
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives were a net detractor from performance.
Western Asset Mortgage Total Return Fund	PAGE 1	7206-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 6/30/2016 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (6/30/2016)
Class IS	8.08	0.42	1.85
Bloomberg U.S. Aggregate Index	7.30	-0.36	1.56
Bloomberg U.S. Mortgage Backed Securities Index	8.58	0.15	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$352,945,594
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	432
Total Management Fee Paid	$1,814,539
Portfolio Turnover Rate	198%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Mortgage Total Return Fund	PAGE 2	7206-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Mortgage Total Return Fund	PAGE 3	7206-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $133,667 in December 31, 2024 and $135,004 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Mortgage Total Return Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — 56.8%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.905%	9/15/34	$2,500,000	$2,441,950 (b)(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.514%)	4.248%	7/20/46	53,896	47,300 (c)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.098%	12/15/36	1,000,000	924,500 (b)(c)
BANK, 2021-BN32 XA, IO	0.758%	4/15/54	6,026,443	170,849 (c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.067%	4/15/54	16,559,345	710,639 (c)
BFLD Commercial Mortgage Trust, 2024- UNIV E (1 mo. Term SOFR + 3.640%)	7.390%	11/15/41	1,170,000	1,175,280 (b)(c)
BMP Trust, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.139%	6/15/41	1,420,000	1,425,298 (b)(c)
BRAVO Residential Funding Trust, 2024- NQM5 A3	6.158%	6/25/64	709,605	715,524 (b)
BRES Commercial Mortgage Trust, 2025- ATCAP F (1 mo. Term SOFR + 5.189%)	8.939%	11/15/42	1,250,000	1,259,476 (b)(c)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.396%	4/15/34	1,500,000	1,452,048 (b)(c)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	1,020,000	996,837 (b)(c)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.440%	4/15/40	1,178,635	1,188,224 (b)(c)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	6.640%	6/15/41	1,200,000	1,199,689 (b)(c)
BXHPP Trust, 2021-FILM C (1 mo. Term SOFR + 1.214%)	4.964%	8/15/36	2,207,000	2,071,252 (b)(c)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,140,000	1,140,000 (b)
CEDR Commercial Mortgage Trust, 2022- SNAI D (1 mo. Term SOFR + 2.376%)	6.126%	2/15/39	1,000,000	979,772 (b)(c)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	74,422,705	651,824 (b)(c)
Citigroup Commercial Mortgage Trust, 2015- GC29 C	3.976%	4/10/48	1,000,000	913,687 (c)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	97,432	99,063
CSMC Trust, 2017-RPL3 B3	4.394%	8/1/57	1,136,888	1,115,769 (b)(c)
DK Note Backed Trust, 2024-SPT1 A	7.086%	4/28/66	587,364	601,128 (b)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.350%	10/15/42	900,000	907,886 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,400,000	72,589 (c)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN7 B1 (30 Day Average SOFR + 8.850%)	12.724%	9/25/43	$1,600,000	$1,830,466 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.410%	7/25/30	1,069,449	55,292 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.506%	8/25/31	11,359,382	276,147 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.305%	2/25/32	34,136,137	595,641 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.297%	3/25/32	17,046,939	285,927 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.343%	4/25/55	66,128,406	1,300,613 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.250%	7/25/32	25,441,260	422,801 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.264%	4/25/33	21,027,727	407,782 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.765%	3/25/28	6,074,953	53,142 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.480%	1/25/34	39,568,128	1,100,128 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.504%	5/25/35	4,283,647	455,754 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.469%	2/25/36	14,823,992	496,177 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	14,654,750	367,266 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,088,885	337,925
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	$3,575,473	$3,020,936
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,039	2,152,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	2.102%	7/15/48	892,355	119,630 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	275,117	245,157
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	1.952%	5/15/49	1,212,747	138,251 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	2.061%	10/25/49	2,405,387	338,029 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,523,991	2,657,180
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	2.061%	3/25/50	1,266,872	149,883 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	868,519	205,770
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4981 YI, IO	4.500%	6/25/50	4,716,953	1,104,457
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,794,998	2,311,039
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	1,867,304	275,830
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	9,611,123	1,446,485
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	174,423	23,748
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5050 IE, IO, PAC	2.000%	12/25/50	4,882,471	593,847
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5056 PI, IO, PAC	2.500%	12/25/50	2,566,957	345,771
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	1,836,602	260,779
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	1,031,748	174,816
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	$4,044,605	$569,690
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	4,702,212	491,399
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	15,237,351	2,457,058
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	6,577,268	793,812
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	1,943,643	241,067
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	6,811,284	912,990
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	6,281,931	851,491
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	6,840,203	1,004,993
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	835,506	122,095
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	4,567,913	621,754
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,319,114
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,097,574
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	2,914,380	591,446
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	4,005,765	524,778
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,452,416	183,100
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,124,430
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 GI, IO, PAC	6.500%	4/25/54	2,362,006	419,446
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 PI, IO, PAC	6.500%	3/25/54	1,024,331	199,110
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	342,439	344,611 (c)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	$326,680	$328,723 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	5,332,791	953,910
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	10.874%	12/25/41	1,000,000	1,048,455 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,373,380	662,993 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.495%	9/25/55	6,997,090	820,817 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	718,858	664,446 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	44,141,192	178,772 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.106%	9/25/47	1,788,500	1,308,426 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018- HRP1 B2 (30 Day Average SOFR + 11.864%)	15.739%	5/25/43	2,038,244	2,419,455 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019- FTR1 B2 (30 Day Average SOFR + 8.464%)	12.339%	1/25/48	2,810,000	3,335,646 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019- HQA3 B2 (30 Day Average SOFR + 7.614%)	11.489%	9/25/49	860,000	963,318 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	9.874%	10/25/41	1,190,000	1,229,276 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	7.874%	1/25/44	1,000,000	1,058,501 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	5.824%	2/25/45	600,000	603,973 (b)(c)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.039%	6/25/29	$10,678,102	$281,429 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.767%	1/25/29	5,921,778	247,176 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.454%	4/25/32	39,453,295	675,890 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.595%	1/25/37	4,937,920	396,251 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.212%	12/25/32	17,015,800	795,426 (c)
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.607%	8/25/39	167,697	169,986 (c)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	437,730	449,210
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	153,209	19,542
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	101,187	105,290
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.974%	1/25/38	161,303	202,602 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	114,923	125,221
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	2.611%	7/25/42	752,802	101,287 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	110,314	117,703
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	798,675	827,735
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.811%	8/25/44	646,856	47,104 (c)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	3,434,351	418,354
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,259,681	648,994
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,136,355	1,066,290
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,476,552	1,791,557
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.864%	7/25/49	$2,609,295	$359,226 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 30 Day Average SOFR + 5.936%)	2.061%	8/25/49	1,484,818	171,166 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 30 Day Average SOFR + 5.936%)	2.061%	8/25/49	1,549,552	166,418 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	2.011%	10/25/49	1,431,596	155,278 (c)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	2.011%	10/25/49	3,038,995	367,920 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,339,411	813,027
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,411,194	162,503
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	1,289,906	80,269
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	460,759	79,124
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,680,389	267,572
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	947,825	154,263
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	4,814,002	703,911
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	619,090	94,123
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	1,715,894	228,805
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	7,114,121	981,048
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	4,801,880	670,218
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,100,286	427,355
Federal National Mortgage Association (FNMA) REMIC, 2021-52 CI, IO	2.500%	12/25/47	9,293,334	1,282,993
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	$681,971	$94,257
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,409,059	806,560
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	939,117	140,489
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	722,791	90,453
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	10,586,967	1,844,275
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	1,746,809	259,027
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,964,223	5,279,339
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	668,636	643,308
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	9,452,370	1,272,591
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,064,761	175,433
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,093,241	353,483
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	4,942,694	847,123
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,618,765	297,046
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	3,844,566	853,408
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	2.351%	10/16/34	210,904	2,130 (c)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	4.998%	11/20/59	50,456	50,927 (c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	4.710%	2/20/60	145,691	146,164 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	6,925,409	140,510 (c)
Government National Mortgage Association (GNMA), 2013-82 TI, IO, PAC	3.500%	5/20/43	5,054,043	625,722
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.980%	9/16/51	$1,589,693	$26,180 (c)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	686,498	142,729
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.587%	9/16/55	910,690	21,010 (c)
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	600,131	100,770
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,487,061	292,368
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	2.202%	4/20/46	1,299,532	146,396 (c)
Government National Mortgage Association (GNMA), 2016-156 PB, PAC	2.000%	11/20/46	5,417,124	3,943,521
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.590%	10/16/58	6,984,325	220,368 (c)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	2,659,854	540,830
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.496%	7/16/58	322,836	7,560 (c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,343,476	50,778 (c)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	2.352%	10/20/48	1,727,877	203,115 (c)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	747,511	728,246
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	550,978	502,510
Government National Mortgage Association (GNMA), 2019-137 PI, IO, PAC	3.500%	11/20/49	2,399,932	473,148
Government National Mortgage Association (GNMA), 2020-29 JI, IO	0.932%	1/16/60	8,650,370	537,099 (c)
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.820%	4/16/62	6,353,767	373,814 (c)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	388,985	71,990
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	168,943	31,913
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	$887,757	$165,705
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,018,034	183,369
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.169%	4/16/62	11,451,766	926,843 (c)
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.835%	5/16/60	4,338,204	243,137 (c)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	5,376,495	815,794
Government National Mortgage Association (GNMA), 2020-117 IO, IO	0.792%	5/16/62	12,760,058	772,558 (c)
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	1,957,988	291,234
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	3,697,892	528,932
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	122,938	17,932
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,416,759	762,144
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	192,828	28,701
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	954,285	106,840
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,506,879	601,423
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	4.714%	1/20/70	563,167	563,687 (c)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	1.158%	4/1/70	6,668,939	284,223 (c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	4.614%	7/20/70	47,691	47,452 (c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	4.564%	7/20/70	732,655	727,753 (c)
Government National Mortgage Association (GNMA), 2021-5 IO, IO	1.112%	1/16/61	1,112,872	89,354 (c)
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,203,956	733,123
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	$629,834	$628,447
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,102,030	813,521
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,814,965	2,165,733
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	947,122	946,395
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,481,053	272,744 (c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.877%	10/16/62	4,467,821	282,045 (c)
Government National Mortgage Association (GNMA), 2021-97 TI, IO, PAC	3.000%	8/20/50	9,215,640	1,276,591
Government National Mortgage Association (GNMA), 2021-121 CI, IO	3.000%	7/20/51	2,494,870	416,824
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	6,755,151	1,178,677
Government National Mortgage Association (GNMA), 2021-128 IO, IO	0.992%	6/16/61	1,225,620	78,527 (c)
Government National Mortgage Association (GNMA), 2021-139 IE, IO	3.500%	8/20/51	2,683,428	515,949
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,163,113	648,999
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	6,491,441	927,464
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	4,365,293	647,526
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.916%	11/16/63	2,226,272	154,332 (c)
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	3,681,167	680,865
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,227,076	597,035
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,940,070	806,211 (c)
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	433,831 (c)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,097,915
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	$6,500,000	$4,531,292
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,814,580	4,130,760
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,856,673	2,178,132
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,970,119	103,692 (c)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	7,836,141	339,073 (c)
Government National Mortgage Association (GNMA), 2023-184 HI, IO	7.000%	12/20/53	1,836,700	387,289
Government National Mortgage Association (GNMA), 2024-175 CS, IO (-1.000 x 30 Day Average SOFR + 6.020%)	2.102%	10/20/54	11,381,665	1,033,982 (c)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.032%	3/20/55	9,462,967	830,624 (c)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.652%	9/20/55	15,043,170	1,702,144 (c)
Greystone CRE Notes LLC, 2025-HC4 D (1 mo. Term SOFR + 3.940%)	7.690%	10/15/42	1,000,000	996,399 (b)(c)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	2,015,000	2,095,179 (b)(c)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.747%)	8.497%	11/15/32	1,070,000	1,059,495 (b)(c)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.122%	5/12/53	16,849,664	658,357 (c)
GS Mortgage-Backed Securities Trust, 2022- NQM1 B4	4.079%	5/25/62	1,424,076	1,243,275 (b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.246%	4/25/36	786,297	682,139 (b)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	399,198
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	2,143,234	1,779,816 (b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.431%	6/13/52	14,112,739	504,941 (c)
JPMorgan Mortgage Trust, 2021-14 AX4, IO	0.500%	5/25/52	20,205,261	608,809 (b)(c)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.334%	5/25/54	33,219,404	669,828 (b)(c)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	$1,013,741	$973,060 (b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.056%	4/25/46	210,149	197,863 (c)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.475%	2/18/40	470,000	467,926 (b)(c)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.224%	2/18/40	410,000	407,182 (b)(c)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.381%	2/19/37	1,100,000	1,099,479 (b)(c)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,170,000	1,182,793 (b)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.314%	12/15/38	2,000,000	1,870,115 (b)(c)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. Term SOFR + 0.254%)	3.986%	6/25/36	28,112	5,060 (c)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,939,000	1,435,922 (b)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	11.489%	3/25/50	2,250,000	2,337,865 (b)(c)
Multifamily Trust, 2016-1 B	26.468%	4/25/46	468,867	458,738 (b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,450,000	958,691 (b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	2,077,000	801,237 (b)(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	312,700	305,505 (b)(c)
New Residential Mortgage Loan Trust, 2017-1A B6	5.311%	2/25/57	908,880	856,387 (b)(c)
New Residential Mortgage Loan Trust, 2024- RTL1 A2	7.101%	3/25/39	1,250,000	1,256,755 (b)
NRM FHT1 Excess Owner LLC, 2025-FHT1 A	6.545%	3/25/32	798,256	807,602 (b)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	350,000	353,702 (b)(c)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	1,000,000	998,448 (b)(c)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,000,000	1,003,674 (b)
ONE Mortgage Trust, 2021-PARK E (1 mo. Term SOFR + 1.864%)	5.614%	3/15/36	1,750,000	1,744,838 (b)(c)
ONNI Commercial Mortgage Trust, 2024-APT D	7.004%	7/15/39	1,200,000	1,242,313 (b)(c)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,305,938	1,318,685 (b)
Redwood Funding Trust, 2025-3 B	7.749%	12/27/56	900,000	908,438 (b)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
RIDE, 2025-SHRE D	6.747%	2/14/47	$370,000	$379,114 (b)(c)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	1,400,000	1,493,581 (b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,140,000	1,139,768 (b)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.101%	1/15/39	1,400,000	1,380,625 (b)(c)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,490,000	1,066,228 (b)(c)
Starwood Retail Property Trust, 2014-STAR C	6.750%	11/15/27	2,324,000	75,530 (b)(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.206%	7/25/46	56,119	49,433 (c)
SWCH Commercial Mortgage Trust, 2025- DATA E (1 mo. Term SOFR + 3.340%)	7.090%	2/15/42	2,250,000	2,241,113 (b)(c)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	400,000	319,669 (b)(c)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,666,684 (b)(c)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	403,739	408,770 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.731%	6/25/33	12,383	12,394 (c)
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.483%	4/15/54	12,149,562	681,989 (c)

Total Collateralized Mortgage Obligations (Cost — $212,862,892)				200,547,195
Mortgage-Backed Securities — 56.3%
FHLMC — 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 9/1/41	2,024,661	1,828,299
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 4/1/51	1,072,376	907,837
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/43	604,495	574,879
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/49- 7/1/53	2,297,617	2,276,953
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/50	146,257	132,943
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	2,597,466	2,621,690
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.618%)	5.002%	11/1/47	223,941	231,522 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.089%	2/1/50	344,631	351,628 (c)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	$1,298,669	$1,300,987 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33- 8/1/43	3,420,151	3,355,592
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	7,281,264	6,715,263
Total FHLMC				20,297,593
FNMA — 34.2%
Federal National Mortgage Association (FNMA)	2.500%	4/1/41- 9/1/61	2,272,140	1,968,542
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	5,819,669	4,970,370
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 5/1/43	3,173,916	3,103,264
Federal National Mortgage Association (FNMA)	2.000%	8/1/42- 3/1/51	19,111,662	16,681,988
Federal National Mortgage Association (FNMA)	3.000%	2/1/43- 4/1/43	2,983,818	2,759,515
Federal National Mortgage Association (FNMA)	5.000%	11/1/45	2,669,157	2,745,288
Federal National Mortgage Association (FNMA)	3.500%	12/1/46- 3/1/57	3,376,012	3,174,359
Federal National Mortgage Association (FNMA)	4.500%	6/1/48- 1/1/59	2,099,001	2,063,058
Federal National Mortgage Association (FNMA)	3.000%	1/1/56	13,500,000	11,942,754 (d)
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	1,400,000	1,328,122 (d)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	12,000,000	11,716,519 (d)
Federal National Mortgage Association (FNMA)	5.000%	1/1/56	12,000,000	11,969,063 (d)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	16,300,000	16,530,463 (d)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	20,200,000	20,743,051 (d)
Federal National Mortgage Association (FNMA)	6.500%	1/1/56	2,000,000	2,078,794 (d)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	3.500%	2/1/56	$7,500,000	$6,910,840 (d)
Total FNMA				120,685,990
GNMA — 16.3%
Government National Mortgage Association (GNMA)	5.000%	4/15/40- 5/15/40	274,898	282,399
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	459,960	421,757
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 6/15/50	1,551,175	1,448,598
Government National Mortgage Association (GNMA)	4.000%	3/15/50	50,454	48,141
Government National Mortgage Association (GNMA) II	4.000%	7/20/47- 8/20/50	4,024,404	3,812,437
Government National Mortgage Association (GNMA) II	3.500%	8/20/47- 2/20/50	3,418,326	3,147,264
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 7/20/50	681,235	660,678
Government National Mortgage Association (GNMA) II	5.500%	12/20/48- 5/20/49	682,598	702,344
Government National Mortgage Association (GNMA) II	5.000%	9/20/49- 1/20/53	895,091	906,293
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	5,804,003	5,171,639
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 5/20/51	520,359	445,321
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	1,166,120	949,416
Government National Mortgage Association (GNMA) II	2.000%	1/1/56	5,500,000	4,556,384 (d)
Government National Mortgage Association (GNMA) II	2.500%	1/1/56	10,700,000	9,231,258 (d)
Government National Mortgage Association (GNMA) II	3.000%	1/1/56	5,200,000	4,673,297 (d)
Government National Mortgage Association (GNMA) II	3.500%	1/1/56	3,500,000	3,185,681 (d)
Government National Mortgage Association (GNMA) II	4.000%	1/1/56	500,000	472,402 (d)
Government National Mortgage Association (GNMA) II	4.500%	1/1/56	4,800,000	4,676,250 (d)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	1/1/56	$4,300,000	$4,290,844 (d)
Government National Mortgage Association (GNMA) II	5.500%	1/1/56	2,300,000	2,322,661 (d)
Government National Mortgage Association (GNMA) II	6.000%	1/1/56- 2/1/56	5,600,000	5,704,172 (d)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.786%)	6.064%	6/20/60	512,416	521,530 (c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.236%)	4.883%	8/20/58	787	793 (c)
Total GNMA				57,631,559

Total Mortgage-Backed Securities (Cost — $202,666,396)				198,615,142
			Face Amount/ Units
Asset-Backed Securities — 15.8%
Apollo Aviation Securitization Equity Trust, 2025-1A A	5.943%	2/16/50	$1,125,350	1,149,250 (b)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.405%	1/15/37	750,000	755,436 (b)(c)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	1,645,598	1,597,681 (b)
Avis Budget Rental Car Funding AESOP LLC, 2023-6A D	7.370%	12/20/29	1,230,000	1,265,178 (b)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.634%	1/20/38	790,000	797,776 (b)(c)
Bayview Opportunity Master Fund LLC, 2024- CAR1 E (30 Day Average SOFR + 3.600%)	7.474%	12/26/31	590,190	596,967 (b)(c)
Bayview Opportunity Master Fund LLC, 2024- EDU1 D (30 Day Average SOFR + 2.750%)	6.624%	6/25/47	1,347,662	1,369,655 (b)(c)
Bayview Opportunity Master Fund LLC, 2025- EDU1 D (30 Day Average SOFR + 2.250%)	6.124%	7/27/48	2,083,936	2,086,994 (b)(c)
Blue Stream Issuer LLC, 2024-1A C	8.710%	11/20/54	1,500,000	1,572,878 (b)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,179,675	1,188,639 (b)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	71,918	71,331 (b)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,359,890	1,290,174 (b)
Dividend Solar Loans LLC, 2018-1 B	4.290%	7/20/38	411,702	389,222 (b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	894,125	834,636 (b)
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
ExteNet Issuer LLC, 2024-1A B	6.150%	7/25/54	$1,000,000	$1,013,944 (b)
Goodgreen Trust, 2020-1A C	5.530%	4/15/55	1,659,546	1,291,390 (b)
Goodgreen Trust, 2021-1A C	5.740%	10/15/56	498,851	364,756 (b)
Goodgreen Trust, 2022-1A C	7.010%	10/15/56	75,078	74,060 (b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	519,124 (b)
Hardee’s Funding LLC, 2020-1A A2	3.981%	12/20/50	1,900,000	1,840,602 (b)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.734%	1/20/37	590,000	584,958 (b)(c)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,846,218 (b)
Hotwire Funding LLC, 2024-1A C	9.188%	6/20/54	750,000	778,993 (b)
Huntington Bank Auto Credit-Linked Notes, 2024-2 D (30 Day Average SOFR + 4.000%)	7.918%	10/20/32	1,000,545	1,013,109 (b)(c)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.418%	3/21/33	813,743	819,842 (b)(c)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,574,035	1,397,742 (b)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	887,253	848,994 (b)
MACH Cayman Ltd., 2019-1 A	3.474%	10/15/39	156,750	155,445 (b)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	8.758%	1/25/37	800,000	797,737 (b)(c)
Mosaic Solar Loan Trust, 2024-1A B	6.250%	9/20/49	946,325	823,992 (b)
Nelnet Student Loan Trust, 2025-DA D	5.860%	8/20/54	1,800,000	1,790,046 (b)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	741,462	755,331 (b)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.224%	1/20/38	900,000	908,842 (b)(c)
Pear LLC, 2021-1 A	2.600%	1/15/34	148,442	147,999 (b)
Pear LLC, 2024-1 A	6.950%	2/15/36	595,322	602,367 (b)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	961,717 (b)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.346%	3/25/37	1,029,885	865,745 (c)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,341,862	1,321,801 (b)
Renew Financial, 2024-1A M	7.506%	11/20/59	1,152,076	1,160,112 (b)
Renew Financial, 2024-2A B	8.223%	11/20/60	828,638	833,322 (b)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,870,000	1,914,804 (b)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,375,500	1,398,689 (b)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	556,725	569,951 (b)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC, 2024-2A D	7.480%	6/20/41	$1,111,648	$1,127,373 (b)
SMB Private Education Loan Trust, 2015-C R	16.033%	9/18/46	2,751	651,334 (b)(e)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,885,648 (b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	2,263,423	2,006,169 (b)
Stonepeak, 2021-1A B	3.821%	2/28/33	943,655	924,968 (b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.066%	2/25/36	1,347,685	23,622 (b)(c)
Sunnova Hestia Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	1,902,511	1,906,254 (b)
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	648,360	597,700 (b)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	1,083,808	1,070,446 (b)
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	7.366%	4/15/33	1,000,000	1,005,746 (b)(c)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	1,170,000	1,166,301 (b)
Trinitas CLO Ltd., 2022-19A D1R (3 mo. Term SOFR + 2.950%)	6.834%	10/20/33	830,000	833,819 (b)(c)
Wave LLC, 2019-1 A	3.597%	9/15/44	288,556	283,582 (b)

Total Asset-Backed Securities (Cost — $61,085,446)				55,850,411
			Face Amount
Corporate Bonds & Notes — 2.2%
Consumer Discretionary — 1.3%
Automobile Components — 0.2%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	$650,000	636,142 (b)
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp., Senior Notes	5.125%	5/1/29	900,000	910,431 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,047,000 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	820,000	848,793 (b)
Total Hotels, Restaurants & Leisure				2,806,224
Specialty Retail — 0.3%
Lithia Motors Inc., Senior Notes	4.375%	1/15/31	1,000,000	961,773 (b)

Total Consumer Discretionary				4,404,139
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,100,000	1,085,440
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	$930,000	$846,921 (b)

Total Energy				1,932,361
Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	400,000	398,531 (b)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	690,000	660,195 (b)

Total Financials				1,058,726
Health Care — 0.1%
Health Care Providers & Services — 0.1%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	270,000	240,556 (b)

Total Corporate Bonds & Notes (Cost — $7,676,301)				7,635,782
			Shares
Preferred Stocks — 1.2%
Financials — 1.2%
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.863%		76,437	1,875,764 (c)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		61,325	1,308,062 (c)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.258%		52,662	1,201,747 (c)

Total Preferred Stocks (Cost — $4,435,062)				4,385,573
		Maturity Date	Face Amount
Convertible Bonds & Notes — 0.5%
Financials — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Two Harbors Investment Corp., Senior Notes (Cost — $1,597,503)	6.250%	1/15/26	$1,600,000	1,596,000

U.S. Government & Agency Obligations — 0.0%††
U.S. Government Obligations — 0.0%††
U.S. Treasury Notes (Cost — $39,903)	3.875%	9/30/32	40,000	39,882
Total Investments before Short-Term Investments (Cost — $490,363,503)				468,669,985
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

 Western Asset Mortgage Total Return Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,795,314)	3.739%	3,795,314	$3,795,314 (f)(g)
Total Investments — 133.9% (Cost — $494,158,817)			472,465,299
Liabilities in Excess of Other Assets — (33.9)%			(119,519,705)
Total Net Assets — 100.0%			$352,945,594

††	Represents less than 0.1%.
(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2025, the Fund held TBA securities with a total cost of $122,274,733.
(e)	Rate shown is the current yield based on income received over the trailing twelve months.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated
Companies was $3,795,314 and the cost was $3,795,314 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Mortgage Total Return Fund
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	9	3/26	$983,195	$983,742	$547
U.S. Treasury Long-Term Bonds	66	3/26	7,767,771	7,629,188	(138,583)
					(138,036)
Contracts to Sell:
U.S. Treasury 2-Year Notes	218	3/26	45,542,889	45,516,016	26,873
Net unrealized depreciation on open futures contracts					$(111,163)
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $490,363,503)	$468,669,985
Investments in affiliated securities, at value (Cost — $3,795,314)	3,795,314
Foreign currency, at value (Cost — $103,401)	100,490
Cash	1,002,579
Receivable for sales of TBA securities	63,488,945
Interest and dividends receivable from unaffiliated investments	2,186,716
Deposits with brokers for open futures contracts	333,589
Receivable for Fund shares sold	21,676
Principal paydown receivable	16,356
Dividends receivable from affiliated investments	7,261
Prepaid expenses	28,974
Total Assets	539,651,885
Liabilities:
Payable for purchases of TBA securities	185,744,651
Payable for Fund shares repurchased	501,331
Investment management fee payable	150,438
Service and/or distribution fees payable	66,378
Distributions payable	23,507
Payable to brokers — net variation margin on open futures contracts	164
Accrued expenses	219,822
Total Liabilities	186,706,291
Total Net Assets	$352,945,594
Net Assets:
Par value (Note 7)	$421
Paid-in capital in excess of par value	523,190,540
Total distributable earnings (loss)	(170,245,367)
Total Net Assets	$352,945,594
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2025
Net Assets:
Class 1	$13,009,187
Class A	$305,675,936
Class C	$1,299,662
Class C1	$30,849
Class I	$29,311,105
Class IS	$3,618,855
Shares Outstanding:
Class 1	1,550,906
Class A	36,488,743
Class C	155,112
Class C1	3,695
Class I	3,482,836
Class IS	429,876
Net Asset Value:
Class 1 (and redemption price)	$8.39
Class A (and redemption price)	$8.38
Class C*	$8.38
Class C1*	$8.35
Class I (and redemption price)	$8.42
Class IS (and redemption price)	$8.42
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$8.71

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$20,303,108
Dividends from unaffiliated investments	407,645
Dividends from affiliated investments	195,870
Total Investment Income	20,906,623
Expenses:
Investment management fee (Note 2)	1,819,714
Service and/or distribution fees (Notes 2 and 5)	803,563
Transfer agent fees (Notes 2 and 5)	538,889
Registration fees	85,626
Fund accounting fees	70,669
Audit and tax fees	50,755
Legal fees	22,233
Shareholder reports	9,758
Trustees’ fees	8,691
Commitment fees (Note 9)	3,144
Insurance	2,521
Custody fees	1,659
Miscellaneous expenses	13,603
Total Expenses	3,430,825
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,175)
Net Expenses	3,425,650
Net Investment Income	17,480,973
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(15,523,642)
Futures contracts	(627,613)
Written options	9,955
Swap contracts	(287,089)
Net Realized Loss	(16,428,389)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	26,659,198
Futures contracts	(506,724)
Foreign currencies	11,911
Change in Net Unrealized Appreciation (Depreciation)	26,164,385
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	9,735,996
Increase in Net Assets From Operations	$27,216,969
See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$17,480,973	$18,623,669
Net realized loss	(16,428,389)	(21,035,785)
Change in net unrealized appreciation (depreciation)	26,164,385	14,580,966
Increase in Net Assets From Operations	27,216,969	12,168,850
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,879,382)	(19,030,820)
Decrease in Net Assets From Distributions to Shareholders	(17,879,382)	(19,030,820)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	25,208,594	32,700,931
Reinvestment of distributions	17,583,591	18,492,602
Cost of shares repurchased	(75,474,289)	(120,022,190)
Decrease in Net Assets From Fund Share Transactions	(32,682,104)	(68,828,657)
Decrease in Net Assets	(23,344,517)	(75,690,627)
Net Assets:
Beginning of year	376,290,111	451,980,738
End of year	$352,945,594	$376,290,111
See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class 1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.18	$8.31	$8.36	$10.06	$10.25
Income (loss) from operations:
Net investment income	0.42	0.40	0.38	0.29	0.13
Net realized and unrealized gain (loss)	0.22	(0.13)	(0.05)	(1.64)	(0.03)
Total income (loss) from operations	0.64	0.27	0.33	(1.35)	0.10
Less distributions from:
Net investment income	(0.43)	(0.40)	(0.38)	(0.35)	(0.29)
Total distributions	(0.43)	(0.40)	(0.38)	(0.35)	(0.29)
Net asset value, end of year	$8.39	$8.18	$8.31	$8.36	$10.06
Total return[2]	7.95%	3.37%	4.15%	(13.60)%	1.03%
Net assets, end of year (000s)	$13,009	$13,957	$15,214	$16,756	$21,899
Ratios to average net assets:
Gross expenses	0.72%	0.72%	0.71%	0.69%	0.66%
Net expenses[3,4]	0.72	0.72	0.71	0.69	0.66
Net investment income	5.03	4.79	4.57	3.18	1.28
Portfolio turnover rate[5]	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.16	$8.30	$8.35	$10.05	$10.24
Income (loss) from operations:
Net investment income	0.40	0.37	0.36	0.27	0.10
Net realized and unrealized gain (loss)	0.22	(0.13)	(0.05)	(1.64)	(0.02)
Total income (loss) from operations	0.62	0.24	0.31	(1.37)	0.08
Less distributions from:
Net investment income	(0.40)	(0.38)	(0.36)	(0.33)	(0.27)
Total distributions	(0.40)	(0.38)	(0.36)	(0.33)	(0.27)
Net asset value, end of year	$8.38	$8.16	$8.30	$8.35	$10.05
Total return[2]	7.67%	3.10%	3.88%	(13.84)%	0.77%
Net assets, end of year (millions)	$306	$322	$365	$404	$520
Ratios to average net assets:
Gross expenses	0.98%	0.98%	0.96%	0.95%	0.93%
Net expenses[3,4]	0.98	0.98	0.96	0.95	0.93
Net investment income	4.76	4.53	4.31	2.92	1.03
Portfolio turnover rate[5]	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.17	$8.30	$8.35	$10.05	$10.24
Income (loss) from operations:
Net investment income	0.34	0.32	0.29	0.20	0.03
Net realized and unrealized gain (loss)	0.22	(0.12)	(0.03)	(1.64)	(0.02)
Total income (loss) from operations	0.56	0.20	0.26	(1.44)	0.01
Less distributions from:
Net investment income	(0.35)	(0.33)	(0.31)	(0.26)	(0.20)
Total distributions	(0.35)	(0.33)	(0.31)	(0.26)	(0.20)
Net asset value, end of year	$8.38	$8.17	$8.30	$8.35	$10.05
Total return[2]	6.96%	2.43%	3.19%	(14.42)%	0.07%[3]
Net assets, end of year (000s)	$1,300	$1,925	$2,921	$4,861	$9,514
Ratios to average net assets:
Gross expenses	1.65%	1.63%	1.64%	1.62%	1.62%
Net expenses[4,5]	1.65	1.63	1.63	1.62	1.61
Net investment income	4.13	3.85	3.55	2.20	0.30
Portfolio turnover rate[6]	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.03)% for the year ended December 31, 2021.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.14	$8.28	$8.34	$10.06	$10.25
Income (loss) from operations:
Net investment income	0.33	0.31	0.29	0.14	0.03
Net realized and unrealized gain (loss)	0.22	(0.13)	(0.03)	(1.63)	(0.02)
Total income (loss) from operations	0.55	0.18	0.26	(1.49)	0.01
Less distributions from:
Net investment income	(0.34)	(0.32)	(0.32)	(0.23)	(0.20)
Total distributions	(0.34)	(0.32)	(0.32)	(0.23)	(0.20)
Net asset value, end of year	$8.35	$8.14	$8.28	$8.34	$10.06
Total return[2]	6.86%	2.17%	3.18%	(14.92)%	0.11%[3]
Net assets, end of year (000s)	$31	$29	$44	$61	$498
Ratios to average net assets:
Gross expenses	2.39%	2.30%	2.32%	2.60%	1.58%
Net expenses[4,5]	1.75	1.75	1.75	2.18	1.57
Net investment income	3.98	3.74	3.50	1.48	0.27
Portfolio turnover rate[6]	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 0.01% for the year ended December 31, 2021.
[4]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.20	$8.34	$8.39	$10.09	$10.28
Income (loss) from operations:
Net investment income	0.42	0.40	0.38	0.29	0.13
Net realized and unrealized gain (loss)	0.23	(0.13)	(0.04)	(1.64)	(0.02)
Total income (loss) from operations	0.65	0.27	0.34	(1.35)	0.11
Less distributions from:
Net investment income	(0.43)	(0.41)	(0.39)	(0.35)	(0.30)
Total distributions	(0.43)	(0.41)	(0.39)	(0.35)	(0.30)
Net asset value, end of year	$8.42	$8.20	$8.34	$8.39	$10.09
Total return[2]	8.14%	3.30%	4.20%	(13.51)%	0.96%
Net assets, end of year (000s)	$29,311	$31,518	$56,520	$75,811	$125,664
Ratios to average net assets:
Gross expenses	0.65%	0.66%	0.66%	0.65%	0.64%
Net expenses[3,4]	0.65	0.66	0.66	0.65	0.64
Net investment income	5.09	4.81	4.56	3.18	1.27
Portfolio turnover rate[5]	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.21	$8.34	$8.39	$10.10	$10.29
Income (loss) from operations:
Net investment income	0.43	0.41	0.39	0.31	0.14
Net realized and unrealized gain (loss)	0.22	(0.12)	(0.04)	(1.66)	(0.02)
Total income (loss) from operations	0.65	0.29	0.35	(1.35)	0.12
Less distributions from:
Net investment income	(0.44)	(0.42)	(0.40)	(0.36)	(0.31)
Total distributions	(0.44)	(0.42)	(0.40)	(0.36)	(0.31)
Net asset value, end of year	$8.42	$8.21	$8.34	$8.39	$10.10
Total return[2]	8.08%	3.52%	4.30%	(13.51)%	1.16%
Net assets, end of year (000s)	$3,619	$6,727	$11,842	$27,811	$28,952
Ratios to average net assets:
Gross expenses	0.58%	0.57%	0.56%	0.56%	0.55%
Net expenses[3,4]	0.58	0.57	0.56	0.56	0.54
Net investment income	5.17	4.91	4.64	3.36	1.36
Portfolio turnover rate[5]	198%	233%	101%	58%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 79%, 73%, 56%, 43% and 52%.

See Notes to Financial Statements.

Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Mortgage Total Return Fund 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$200,547,195	—	$200,547,195
Mortgage-Backed Securities	—	198,615,142	—	198,615,142
Asset-Backed Securities	—	55,850,411	—	55,850,411
Corporate Bonds & Notes	—	7,635,782	—	7,635,782
Preferred Stocks	$4,385,573	—	—	4,385,573
Convertible Bonds & Notes	—	1,596,000	—	1,596,000
U.S. Government & Agency Obligations	—	39,882	—	39,882
Total Long-Term Investments	4,385,573	464,284,412	—	468,669,985
Short-Term Investments†	3,795,314	—	—	3,795,314
Total Investments	$8,180,887	$464,284,412	—	$472,465,299
Other Financial Instruments:
Futures Contracts††	$27,420	—	—	$27,420
Total	$8,208,307	$464,284,412	—	$472,492,719
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$138,583	—	—	$138,583
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Western Asset Mortgage Total Return Fund 2025 Annual Report

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the

Western Asset Mortgage Total Return Fund 2025 Annual Report

position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with

Western Asset Mortgage Total Return Fund 2025 Annual Report

collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(q) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(518,825)	$518,825
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Mortgage Total Return Fund 2025 Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class C1, Class I and Class IS shares did not exceed 1.75%, 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $5,175, which included an affiliated money market fund waiver of $4,979.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class C1
Expires December 31, 2026	$170
Expires December 31, 2027	196
Total fee waivers/expense reimbursements subject to recapture	$366
For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $14,614 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$14,462	—
CDSCs	438	$1,640
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Mortgage Total Return Fund 2025 Annual Report

3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$37,351,058	$982,574,396
Sales	42,415,916	1,063,646,870
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$494,245,907	$10,284,670	$(32,065,278)	$(21,780,608)
Futures contracts	—	27,420	(138,583)	(111,163)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$27,420

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$138,583

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	—	$(30,770)	$(30,770)
Futures contracts	$(627,613)	—	(627,613)
Written options	—	9,955	9,955
Swap contracts	43,326	(330,415)	(287,089)
Total	$(584,287)	$(351,230)	$(935,517)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(506,724)
During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options†	$1,573
Written options†	456
Futures contracts (to buy)	16,443,105
Futures contracts (to sell)	23,486,387
Average Notional Balance**
Interest rate swap contracts†	$4,200,000
Credit default swap contracts (buy protection)†	769,231

*	Based on the average of the market values at each month-end during the period.
†	At December 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00%, and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Mortgage Total Return Fund 2025 Annual Report

For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$19,720
Class A	$785,869	493,316
Class C	17,479	1,300
Class C1	215	343
Class I	—	23,899
Class IS	—	311
Total	$803,563	$538,889
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$184
Class A	4,302
Class C	24
Class C1	196
Class I	413
Class IS	56
Total	$5,175
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class 1	$691,695	$708,274
Class A	15,323,882	15,870,354
Class C	73,348	86,596
Class C1	1,259	1,176
Class I	1,572,124	1,911,414
Class IS	217,074	453,006
Total	$17,879,382	$19,030,820
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	83,019	$691,695	86,031	$708,274
Shares repurchased	(239,333)	(1,987,935)	(209,282)	(1,721,787)
Net decrease	(156,314)	$(1,296,240)	(123,251)	$(1,013,513)
Class A
Shares sold	2,483,272	$20,627,083	2,885,994	$23,824,798
Shares issued on reinvestment	1,822,351	15,166,810	1,909,601	15,700,416
Shares repurchased	(7,270,140)	(60,304,737)	(9,361,689)	(77,031,247)
Net decrease	(2,964,517)	$(24,510,844)	(4,566,094)	$(37,506,033)
Class C
Shares sold	5,057	$42,443	26,076	$212,995
Shares issued on reinvestment	8,608	71,615	10,313	84,770
Shares repurchased	(94,227)	(785,679)	(152,560)	(1,252,318)
Net decrease	(80,562)	$(671,621)	(116,171)	$(954,553)
Class C1
Shares sold	1,017	$8,372	485	$3,998
Shares issued on reinvestment	150	1,246	143	1,176
Shares repurchased	(1,003)	(8,144)	(2,470)	(20,412)
Net increase (decrease)	164	$1,474	(1,842)	$(15,238)
Class I
Shares sold	429,587	$3,570,952	702,703	$5,811,738
Shares issued on reinvestment	175,480	1,466,857	191,748	1,583,999
Shares repurchased	(964,580)	(8,022,989)	(3,829,091)	(31,751,539)
Net decrease	(359,513)	$(2,985,180)	(2,934,640)	$(24,355,802)
Class IS
Shares sold	115,751	$959,744	345,452	$2,847,402
Shares issued on reinvestment	22,191	185,368	50,088	413,967
Shares repurchased	(527,811)	(4,364,805)	(995,229)	(8,244,887)
Net decrease	(389,869)	$(3,219,693)	(599,689)	$(4,983,518)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Mortgage Total Return Fund 2025 Annual Report

all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,543,954	$88,371,590	88,371,590	$87,120,230	87,120,230

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$195,870	—	$3,795,314
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$17,879,382	$19,030,820
Western Asset Mortgage Total Return Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$4,564,275
Deferred capital losses*	(153,041,998)
Other book/tax temporary differences(a)	110,675
Unrealized appreciation (depreciation)(b)	(21,878,319)
Total distributable earnings (loss) — net	$(170,245,367)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on certain futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and the difference between the book and tax cost basis in partnership investments.

11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Mortgage Total Return Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Mortgage Total Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Mortgage Total Return Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Mortgage Total Return Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$16,718,879
Section 163(j) Interest Earned	§163(j)	$17,448,589
Interest Earned from Federal Obligations	Note (1)	$361
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Mortgage Total Return Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Mortgage Total Return Fund

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Western Asset
Mortgage Total Return Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Mortgage Total Return Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Mortgage Total Return Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Mortgage Total Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90013-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026